Subsidiaries, joint arrangements and associates	12 Months Ended
Dec. 31, 2018
Interest In Other Entities [Abstract]
Subsidiaries, joint arrangements and associates
Subsidiaries, joint arrangements and associates
The more important subsidiaries and associates of the group at 31 December 2018 and the group percentage of ordinary share capital (to nearest whole number) are set out below. There are no individually significant incorporated joint arrangements. The group's share of the assets and liabilities of the more important unincorporated joint arrangements are held by subsidiaries listed in the table below. Those subsidiaries held directly by the parent company are marked with an asterisk (*), the percentage owned being that of the group unless otherwise indicated. A complete list of undertakings of the group is included in Note 14 in the parent company financial statements of BP p.l.c. which are filed with the Registrar of Companies in the UK, along with the group’s annual report.

Subsidiaries	%	Country of incorporation	Principal activities
International
BP Corporate Holdings	100	England & Wales	Investment holding
BP Exploration Operating Company	100	England & Wales	Exploration and production
*BP Global Investments	100	England & Wales	Investment holding
*BP International	100	England & Wales	Integrated oil operations
BP Oil International	100	England & Wales	Integrated oil operations
*Burmah Castrol	100	Scotland	Lubricants
Angola
BP Exploration (Angola)	100	England & Wales	Exploration and production
Azerbaijan
BP Exploration (Caspian Sea)	100	England & Wales	Exploration and production
BP Exploration (Azerbaijan)	100	England & Wales	Exploration and production
Canada
*BP Holdings Canada	100	England & Wales	Investment holding
Egypt
BP Exploration (Delta)	100	England & Wales	Exploration and production
Germany
BP Europa SE	100	Germany	Refining and marketing
India
BP Exploration (Alpha)	100	England & Wales	Exploration and production
Trinidad & Tobago
BP Trinidad and Tobago	70	US	Exploration and production
UK
BP Capital Markets	100	England & Wales	Finance
US
*BP Holdings North America	100	England & Wales	Investment holding
Atlantic Richfield Company	100	US	Exploration and production, refining and marketing
BP America	100	US
BP America Production Company	100	US
BP Company North America	100	US
BP Corporation North America	100	US
BP Exploration (Alaska)	100	US
BP Products North America	100	US
Standard Oil Company	100	US
BP Capital Markets America	100	US	Finance

Associates	%	Country of incorporation	Principal activities
Russia
Rosneft Oil Company	19.75	Russia	Integrated oil operations